Basis of Presentation - (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Basis of Presentation
Current assets		$ 249,761	$ 315,796
Current liabilities		662,535	$ 437,538
Amount of current debt refinanced	$ 332,177
Working capital position		$ (412,774)